Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance of our Company. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the compensation committee view the link between the Company’s performance and its NEOs pay.

The table below presents information on the compensation of our chief executive officer and our chief financial officer in comparison to certain performance metrics for 2024, 2023, and 2022. The metrics are not those that the compensation committee uses when setting executive compensation. The use of the term “compensation actually paid” (CAP) is required by the SEC’s rules. Per SEC rules, CAP was calculated by adjusting the Summary Compensation Table Total values for the applicable year as described in the footnotes to the table.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEO	Average Compensation Actually Paid to Non-PEO NEO (1)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income/(Loss) (in thousands)
2024	$2,400,998	$1,119,651	$1,128,218	$612,684	$70.52	$(85,148)
2023	$1,838,662	$1,568,948	$724,196	$549,862	$124.90	$(54,810)
2022	$1,595,364	$2,556,506	$1,050,808	$1,350,389	$142.83	$(36,838)

(1)
Amounts represent compensation actually paid to our PEO and the compensation actually paid to our chief financial officer for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEO
2024	John H. Tucker	Rachael Nokes
2023	John H. Tucker	Rachael Nokes
2022	John H. Tucker	Rachael Nokes

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022		2023		2024
Adjustments	PEO	Non-PEO NEO	PEO	Non-PEO NEO	PEO	Non-PEO NEO
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(683,162)	$(554,354)	$(857,102)	$(150,392)	$(1,346,868)	$(496,064)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,376,604	762,305	903,192	158,512	739,342	272,393
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	-	-	-	-	-	-
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	382,487	96,356	(237,634)	(133,278)	(483,453)	(207,579)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(10,150)	(4,726)	(78,170)	(49,176)	(190,368)	(84,284)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(104,637)	-	-	-	-	-
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	-	-	-	-	-	-
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	-	-	-	-	-	-
TOTAL ADJUSTMENTS	$961,142	$299,581	$(269,714)	$(174,334)	$(1,281,347)	$(515,534)

PEO Total Compensation Amount	$ 2,400,998	$ 1,838,662	$ 1,595,364
PEO Actually Paid Compensation Amount	$ 1,119,651	1,568,948	2,556,506
Adjustment To PEO Compensation, Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022		2023		2024
Adjustments	PEO	Non-PEO NEO	PEO	Non-PEO NEO	PEO	Non-PEO NEO
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(683,162)	$(554,354)	$(857,102)	$(150,392)	$(1,346,868)	$(496,064)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,376,604	762,305	903,192	158,512	739,342	272,393
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	-	-	-	-	-	-
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	382,487	96,356	(237,634)	(133,278)	(483,453)	(207,579)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(10,150)	(4,726)	(78,170)	(49,176)	(190,368)	(84,284)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(104,637)	-	-	-	-	-
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	-	-	-	-	-	-
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	-	-	-	-	-	-
TOTAL ADJUSTMENTS	$961,142	$299,581	$(269,714)	$(174,334)	$(1,281,347)	$(515,534)

Non-PEO NEO Average Total Compensation Amount	$ 1,128,218	724,196	1,050,808
Non-PEO NEO Average Compensation Actually Paid Amount	$ 612,684	549,862	1,350,389
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. Total Shareholder Return

TSR amounts reported in the graph assume an initial fixed investment of $100. As shown in the graph below, CAP to the PEO was approximately $1.1 million, $1.6 million, and $2.6 million in 2024, 2023, and 2022, respectively. CAP to non-PEO NEO was approximately $0.6 million, $0.5 million, and $1.4 million in 2024, 2023, and 2022, respectively. TSR was $71, $125, and $143 in 2024, 2023, and 2022, respectively. The Company does not use TSR to determine compensation levels or incentive plan payouts, therefore the PEO and non-PEO NEOs CAP does not fluctuate with changes to TSR.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Net Loss

As shown in the graph below, CAP to the PEO was approximately $1.1 million, $1.6 million, and $2.6 million in 2024, 2023, and 2022, respectively. CAP to non-PEO NEO was approximately $0.6 million, $0.5 million, and $1.4 million in 2024, 2023, and 2022, respectively. The Company reported net losses of $85 million, $55 million, and $37 million in 2024, 2023, and 2022, respectively. The Company does not use net loss to determine compensation levels or incentive plan payouts, therefore the PEO and non-PEO NEOs CAP does not fluctuate with changes to net loss.

Total Shareholder Return Amount	$ 70.52	124.9	142.83
Net Income (Loss)	$ (85,148,000)	$ (54,810,000)	$ (36,838,000)
PEO Name	John H. Tucker	John H. Tucker	John H. Tucker
Measure:: 1
Pay vs Performance Disclosure
Name	TSR	TSR	TSR
Measure:: 2
Pay vs Performance Disclosure
Name	net income	net income	net income
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,281,347)	$ (269,714)	$ 961,142
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,346,868)	(857,102)	(683,162)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	739,342	903,192	1,376,604
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(483,453)	(237,634)	382,487
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(190,368)	(78,170)	(10,150)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(104,637)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change In Fair Value Of Options And SARs Modified During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(515,534)	(174,334)	299,581
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(496,064)	(150,392)	(554,354)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	272,393	158,512	762,305
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(207,579)	(133,278)	96,356
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(84,284)	(49,176)	(4,726)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change In Fair Value Of Options And SARs Modified During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0